Other Current Assets	12 Months Ended
Jun. 30, 2019
Other Assets [Abstract]
Other Current Assets

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	June 30, 2019	June 30, 2018
Prepaid insurance	$28,000	$5,000
Prepaid inventory	59,000	52,000
Prepaid rent	42,000	-
Prepaid offering costs	198,000	-
Other assets	-	25,000
Prepaid expenses	44,000	9,000
Security deposits	-	1,000
Total Other current assets	$371,000	$92,000